AB Discovery Value Fund

Portfolio of Investments

August 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 22.2%
Banks - 9.6%
Associated Banc-Corp.	1,419,279	$27,306,928
Comerica, Inc.	470,398	29,000,037
Sterling Bancorp/DE (a)	1,871,149	35,682,811
Synovus Financial Corp.	1,106,508	39,325,294
Texas Capital Bancshares, Inc. (a)(b)	562,083	30,285,032
Umpqua Holdings Corp. (a)	2,323,288	36,498,855
Webster Financial Corp. (a)	689,594	30,866,227
Zions Bancorp NA (a)	1,006,855	41,371,672

		270,336,856

Consumer Finance - 0.8%
OneMain Holdings, Inc.	641,761	23,007,132

Insurance - 9.3%
American Financial Group, Inc./OH	363,124	36,664,630
Everest Re Group Ltd.	180,232	42,513,124
First American Financial Corp.	525,982	30,743,648
Hanover Insurance Group, Inc. (The)	184,898	24,619,169
Kemper Corp.	291,588	20,405,328
Old Republic International Corp.	1,255,146	29,320,211
Reinsurance Group of America, Inc.-Class A	325,240	50,077,203
Selective Insurance Group, Inc.	326,510	25,999,991

		260,343,304

Thrifts & Mortgage Finance - 2.5%
BankUnited, Inc.	1,190,686	37,816,187
Essent Group Ltd. (b)	672,427	32,612,710

		70,428,897

		624,116,189

Real Estate - 14.6%
Equity Real Estate Investment Trusts (REITs) - 14.6%
American Campus Communities, Inc. (a)	786,181	36,541,693
Americold Realty Trust	855,419	31,154,360
Camden Property Trust	455,202	49,275,616
Cousins Properties, Inc. (a)	756,684	26,256,935
CubeSmart	1,372,615	49,263,152
Easterly Government Properties, Inc. (a)	1,197,167	24,601,782
Empire State Realty Trust, Inc.-Class A (a)	2,373,633	33,373,280
MGM Growth Properties LLC-Class A (a)	1,229,457	37,916,454
Park Hotels & Resorts, Inc.	1,194,655	28,134,125
STAG Industrial, Inc.	1,427,995	41,526,095
Sun Communities, Inc.	357,073	52,775,389

		410,818,881

Information Technology - 13.5%
Communications Equipment - 0.9%
NetScout Systems, Inc. (a)(b)	1,170,946	25,936,454

Electronic Equipment, Instruments & Components - 2.1%
Avnet, Inc.	722,062	30,247,177
Belden, Inc.	205,338	9,365,466
TTM Technologies, Inc. (a)(b)	1,903,956	20,296,171

		59,908,814

Company	Shares	U.S. $ Value
IT Services - 2.4%
Amdocs Ltd.	602,218	$38,987,593
Genpact Ltd.	687,815	28,172,903

		67,160,496

Semiconductors & Semiconductor Equipment - 3.1%
Cypress Semiconductor Corp.	1,425,964	32,811,432
Kulicke & Soffa Industries, Inc. (a)	1,386,886	28,888,835
MaxLinear, Inc.-Class A (a)(b)	1,303,225	25,829,920

		87,530,187

Software - 3.4%
CommVault Systems, Inc. (b)	594,228	25,771,668
Nuance Communications, Inc. (a)(b)	2,395,354	40,265,901
Verint Systems, Inc. (b)	546,114	29,102,415

		95,139,984

Technology Hardware, Storage & Peripherals - 1.6%
NCR Corp. (a)(b)	1,370,473	43,183,604

		378,859,539

Industrials - 12.1%
Aerospace & Defense - 1.2%
AAR Corp. (a)	759,660	32,634,994

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (b)	316,594	8,183,955
Hub Group, Inc.-Class A (a)(b)	159,353	6,861,740

		15,045,695

Airlines - 3.6%
Alaska Air Group, Inc. (a)	735,667	43,934,033
Hawaiian Holdings, Inc. (a)	991,691	24,207,177
SkyWest, Inc.	598,357	34,261,922

		102,403,132

Building Products - 1.0%
Masonite International Corp. (b)	520,092	27,767,712

Commercial Services & Supplies - 0.2%
Steelcase, Inc.-Class A	407,644	6,330,711

Construction & Engineering - 1.6%
Quanta Services, Inc.	913,138	30,955,378
Tutor Perini Corp. (a)(b)	1,278,973	12,776,940

		43,732,318

Electrical Equipment - 1.7%
EnerSys (a)	489,151	27,392,456
Regal Beloit Corp.	296,531	21,024,048

		48,416,504

Company	Shares	U.S. $ Value
Machinery - 1.5%
Kennametal, Inc.	722,483	$21,595,017
Terex Corp. (a)	795,375	19,749,161

		41,344,178

Trading Companies & Distributors - 0.8%
BMC Stock Holdings, Inc. (b)	305,266	7,762,915
MRC Global, Inc. (a)(b)	1,221,948	15,359,886

		23,122,801

		340,798,045

Consumer Discretionary - 11.7%
Auto Components - 2.3%
Cooper-Standard Holdings, Inc. (a)(b)	461,702	17,286,123
Dana, Inc. (a)	1,443,773	18,379,230
Lear Corp.	259,166	29,093,975

		64,759,328

Diversified Consumer Services - 1.4%
Houghton Mifflin Harcourt Co. (b)	2,255,051	13,417,553
Sotheby’s (a)(b)	437,041	25,239,118

		38,656,671

Hotels, Restaurants & Leisure - 1.9%
Bloomin’ Brands, Inc. (a)	1,404,216	25,332,057
Papa John’s International, Inc. (a)	583,940	29,056,854

		54,388,911

Household Durables - 2.5%
Lennar Corp.-Class A	622,332	31,738,932
Taylor Morrison Home Corp.-Class A (b)	1,595,465	38,067,795

		69,806,727

Leisure Products - 1.7%
Brunswick Corp./DE (a)	522,998	24,371,707
Callaway Golf Co. (a)	1,225,116	21,758,060

		46,129,767

Specialty Retail - 0.6%
Michaels Cos., Inc. (The) (a)(b)	1,721,838	9,762,822
Signet Jewelers Ltd. (a)	672,622	8,232,893

		17,995,715

Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (b)	620,964	16,381,030
Skechers U.S.A., Inc.-Class A (b)	621,948	19,690,874

		36,071,904

		327,809,023

Company	Shares	U.S. $ Value
Materials - 5.5%
Chemicals - 2.1%
Orion Engineered Carbons SA (a)	1,211,887	$16,857,348
Trinseo SA	588,565	20,652,746
Westlake Chemical Corp. (a)	375,108	21,977,578

		59,487,672

Containers & Packaging - 1.9%
Graphic Packaging Holding Co. (a)	2,227,480	30,761,499
Sealed Air Corp.	587,980	23,413,363

		54,174,862

Metals & Mining - 1.5%
Alcoa Corp. (b)	958,772	17,190,782
Carpenter Technology Corp. (a)	484,125	23,547,840

		40,738,622

		154,401,156

Utilities - 5.5%
Electric Utilities - 3.6%
Alliant Energy Corp.	934,479	49,013,424
PNM Resources, Inc.	573,130	29,235,361
Portland General Electric Co.	387,849	22,064,730

		100,313,515

Gas Utilities - 1.0%
Southwest Gas Holdings, Inc.	296,456	27,045,681

Multi-Utilities - 0.9%
Black Hills Corp. (a)	348,378	26,724,076

		154,083,272

Consumer Staples - 5.4%
Beverages - 1.2%
Cott Corp.	2,624,115	33,090,090

Food & Staples Retailing - 1.7%
US Foods Holding Corp. (b)	1,208,769	48,894,706

Food Products - 2.5%
Hain Celestial Group, Inc. (The) (a)(b)	1,480,148	28,196,820
Nomad Foods Ltd. (b)	2,054,335	41,394,850

		69,591,670

		151,576,466

Energy - 3.8%
Energy Equipment & Services - 2.3%
Dril-Quip, Inc. (a)(b)	514,995	23,612,521
Oil States International, Inc. (a)(b)	1,095,007	15,100,146
Patterson-UTI Energy, Inc. (a)	1,866,026	16,141,125
RPC, Inc. (a)	1,690,502	8,976,566

		63,830,358

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.5%
Cimarex Energy Co. (a)	213,134	$9,117,873
Oasis Petroleum, Inc. (a)(b)	3,066,010	9,565,951
QEP Resources, Inc. (a)	3,150,264	11,214,940
SM Energy Co. (a)	1,332,186	12,629,123

		42,527,887

		106,358,245

Health Care - 2.8%
Health Care Providers & Services - 1.7%
Molina Healthcare, Inc. (b)	231,983	30,222,745
WellCare Health Plans, Inc. (b)	62,175	16,833,260

		47,056,005

Life Sciences Tools & Services - 1.1%
ICON PLC (b)	212,568	32,775,860

		79,831,865

Communication Services - 1.5%
Media - 1.5%
Criteo SA (Sponsored ADR) (b)	1,262,905	24,525,615
Sinclair Broadcast Group, Inc.-Class A (a)	367,730	16,389,726

		40,915,341

Total Common Stocks (cost $2,783,033,889)		2,769,568,022

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (c)(d)(e) (cost $37,606,455)	37,606,455	37,606,455

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $2,820,640,344)		2,807,174,477

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (c)(d)(e) (cost $27,722,753)	27,722,753	27,722,753

Total Investments - 100.9% (cost $2,848,363,097) (f)		2,834,897,230
Other assets less liabilities - (0.9)%		(25,287,505)

Net Assets - 100.0%		$2,809,609,725

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $414,230,990 and gross unrealized depreciation of investments was $(427,696,856), resulting in net unrealized depreciation of $(13,465,866).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Discovery Value Fund

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,769,568,022		$	– 0	–	$	– 0	–	$2,769,568,022
Short-Term Investments	37,606,455			– 0	–		– 0	–	37,606,455
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	27,722,753			– 0	–		– 0	–	27,722,753

Total Investments in Securities	2,834,897,230			– 0	–		– 0	–	2,834,897,230
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,834,897,230		$	– 0	–	$	– 0	–	$2,834,897,230

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

Fund	Market Value 11/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$73,031	$431,668	$467,093	$37,606	$941
Government Money Market Portfolio*	22,602	65,970	60,849	27,723	119

Total	$95,633	$497,638	$527,942	$65,329	$1,060

*	Investments of cash collateral for securities lending transactions.